Revenue - Schedule of Deferred Revenue (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue [Abstract]
Beginning of the period contract liability	$ 875,466	$ 1,012,010
Revenue recognized from the contract liabilities included in the beginning balance	(141,204)	(442,045)
Increases due to cash received net of amounts recognized in revenue during the period	94,630	305,501
End of period contract liability	$ 828,892	$ 875,466